Leases - Summary of Lease Items Recognized in Combined Statements Of Financial Position (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Right-of-use assets	¥ 19,766	¥ 18,313	¥ 3,864
Lease liabilities
Current	7,067	3,935
Non-current	12,566	13,901
Lease liabilities	19,633	17,836
Office buildings [Member]
Right-of-use assets
Right-of-use assets	13,790	¥ 18,313	¥ 3,864
Charging stations [Member]
Right-of-use assets
Right-of-use assets	¥ 5,976